Segment Information and Geographic Data (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 item	Sep. 30, 2021 segment item	Dec. 31, 2020 segment item
Segment Information and Geographic Data
Number of operating segments | segment		2	2
Number of self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM		40,000	40,000
Number of linear channels	100		95
Number of movies for consumer on demand service	5,000